Summary of Significant Accounting Policies (Details) - Schedule of Deferred Revenue	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 5,168,876	$ 660,070	$ 6,209,827
System development [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	2,568,876	328,048	2,534,827
NFT [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	2,000,000	255,402
Technological support and maintenance service and other services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue			2,792,500
Web and mobile application development [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 600,000	$ 76,620	$ 882,500